CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [text block] [Abstract]
Capital Requirements Directive and Regulation Resources [table text block]	The Group’s CRD IV transitional capital resources are summarised as follows:

	2018 £m	2017 £m
Common equity tier 1 capital	25,457	32,500
Additional tier 1 capital	5,937	5,220
Tier 2 capital	7,087	6,579
Total capital	38,481	44,299